Statements of Cash Flows - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 462	$ 417	$ 350
Adjustments to reconcile net income to net cash flows from operating activities:
Utilities Operating Expense, Depreciation and Amortization	407	351	403
Deferred Income Taxes and Tax Credits	275	300	103
Increase (Decrease) in Other Noncurrent Assets and Liabilities, Net	49	47	57
Other Noncash Income (Expense)	(58)	(57)	(27)
Changes in other operating assets and liabilities:
Increase (Decrease) in Accounts and Other Receivables	91	(3)	(58)
Increase (Decrease) in Inventories	(53)	44	13
Increase (Decrease) in Counterparty Collateral, Net	33	(53)	5
Increase (Decrease) in Pension and Postretirement Obligations	(8)	(2)	8
Increase (Decrease) in Accounts Payable	(76)	30	23
Increase (Decrease) in Accrued Taxes Payable	217	(252)	(164)
Increase (Decrease) in Other Current Assets and Liabilities, Net	12	1	22
Net cash flows from operating activities	1,351	823	735
Net cash flows from investing activities
Payments to Acquire Property, Plant, and Equipment	(1,446)	(1,526)	(1,026)
Payments to Acquire Available-for-sale Securities	(142)	(88)	(114)
Proceeds from Sale of Available-for-sale Securities	135	80	102
Proceeds from Sales of Business, Affiliate and Productive Assets	0	8	15
Payments for (Proceeds from) Other Investing Activities	3	5	11
Net cash flows from investing activities	(1,450)	(1,521)	(1,012)
Net cash flows from financing activities:
Payments of Ordinary Dividends, Common Stock	0	0	(125)
Proceeds from Issuance of Other Long-term Debt	649	840	940
Repayments of Long-term Debt	(426)	(356)	(670)
Payments for Repurchase of Redeemable Preferred Stock	0	0	28
Proceeds from (Repayments of) Short-term Debt	(50)	50	0
Proceeds from (Payments for) Other Financing Activities	0	(1)	0
Net cash flows from financing activities	173	533	117
Net change in cash and cash equivalents	74	(165)	(160)
Cash and cash equivalents at beginning of year	29	194	354
Cash and cash equivalents at end of year	$ 103	$ 29	$ 194